Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Revenue and Operating Income from Segments to Consolidated

Following are the operating results for the years ended December 31:

	2012		2011		2010
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$8,103.9	$338.9	$7,627.4	$564.9	$7,419.7	$601.0
Direct	6,264.2	289.5	5,803.7	354.4	5,407.2	291.1

Total Personal Lines[1]	14,368.1	628.4	13,431.1	919.3	12,826.9	892.1
Commercial Auto	1,649.0	86.3	1,467.1	133.5	1,474.2	185.0
Other indemnity	.9	(5.8)	4.6	(5.5)	13.7	6.4

Total underwriting operations	16,018.0	708.9	14,902.8	1,047.3	14,314.8	1,083.5
Fees and other revenues[2]	281.8	NA	266.5	NA	252.2	NA
Service businesses	36.1	0	22.8	3.4	25.9	4.5
Investments[3]	749.8	734.4	582.6	569.1	616.2	604.3
Gains (losses) on extinguishment of debt	(1.8)	(1.8)	(.1)	(.1)	6.4	6.4
Interest expense	NA	(123.8)	NA	(132.7)	NA	(133.5)

Consolidated total	$17,083.9	$1,317.7	$15,774.6	$1,487.0	$15,215.5	$1,565.2

[1]

Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in both 2012 and 2011, and 90% in 2010; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.

[2]	Pretax profit (loss) for fees and other revenues are allocated to operating segments.

[3]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

NA	= Not Applicable

Underwriting Margins and Combined Ratios for our Underwriting Operations

Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2012		2011		2010
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	4.2%	95.8	7.4%	92.6	8.1%	91.9
Direct	4.6	95.4	6.1	93.9	5.4	94.6
Total Personal Lines	4.4	95.6	6.8	93.2	7.0	93.0
Commercial Auto	5.2	94.8	9.1	90.9	12.5	87.5
Other indemnity[1]	NM	NM	NM	NM	NM	NM
Total underwriting operations	4.4	95.6	7.0	93.0	7.6	92.4

[1]	Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.